SHAREHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2013
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at September 30, 2013	173,428,331
Employee stock options	11,495,535
Warrants	8,600,000
RSU plan	302,454

193,826,320

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Net income for the period	$47,311	$106,326	$46,790	$228,146

Weighted average number of common shares outstanding — basic (in thousands)	173,102	171,341	172,651	171,055
Add: Dilutive impact of employee stock options	—	—	—	—
Dilutive impact of warrants	—	—	—	—
Dilutive impact of shares related to RSU plan	350	255	379	242

Weighted average number of common shares outstanding — diluted (in thousands)	173,452	171,596	173,030	171,297

Net income per share — basic	$0.27	$0.62	$0.27	$1.33

Net income per share — diluted	$0.27	$0.62	$0.27	$1.33

Schedule of changes in accumulated other comprehensive loss by component

	Cumulative Translation Adjustment	Available-for-sale Securities and Other Investments	Derivative Financial Instruments	Pension Benefits	Total
Accumulated other comprehensive (loss) income, December 31, 2012	$(16,206)	$(7,680)	$137	$(3,562)	$(27,311)

Other comprehensive loss before reclassifications	—	(9,445)	(152)	—	(9,597)
Income tax expense impact	—	—	41	—	41
Reclassifications from accumulated other comprehensive (loss) income to the Consolidated Statements of Income	—	28,607	(189)	393	28,811
Income tax expense impact	—	—	50	(103)	(53)

Other comprehensive income (loss) for the period	—	19,162	(250)	290	19,202

Accumulated other comprehensive (loss) income, September 30, 2013	$(16,206)	$11,482	$(113)	$(3,272)	$(8,109)